Assets under management - Change (Details 2) - CHF (SFr) SFr in Billions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in Assets under management
Assets under management at beginning of period	SFr 1,507.2	SFr 1,344.9
Net new assets/(net asset outflows)	42.0	79.3
Market movements, interest, dividends and foreign exchange	(14.7)	106.8
of which market movements, interest and dividends	53.4	126.6
of which foreign exchange	(68.1)	(19.8)
Other effects	(22.6)	(23.8)
Assets under management at end of period	1,511.9	1,507.2
Bank
Changes in Assets under management
Assets under management at beginning of period	1,500.7	1,336.8
Net new assets/(net asset outflows)	43.4	80.3
Market movements, interest, dividends and foreign exchange	(14.5)	107.4
of which market movements, interest and dividends	53.2	127.1
of which foreign exchange	(67.7)	(19.7)
Other effects	(22.6)	(23.8)
Assets under management at end of period	SFr 1,507.0	SFr 1,500.7